Document and Entity Information	12 Months Ended
Mar. 31, 2018 shares
Document information [line items]
Document Type	20-F/A
Amendment Flag	false
Document Period End Date	Mar. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	TTM
Entity Registrant Name	TATA MOTORS LTD/FI
Entity Central Index Key	0000926042
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Ordinary shares [Member]
Document information [line items]
Entity Common Stock, Shares Outstanding	2,887,348,694
'A' Ordinary shares [Member]
Document information [line items]
Entity Common Stock, Shares Outstanding	508,502,371